PREPAID EXPENSES AND OTHER CURRENT ASSETS (Schedule of Prepaid expenses and other current assets consist) (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Prepaid Expense, Current [Abstract]
Receivable from the German authorities – COVID-19	[1]	$ 350	$ 512
Income tax receivable		2,123	867
Interest from bank deposits		459	529
Value Added Tax (VAT) receivable		404	960
Prepaid uniforms		814	712
Prepaid insurance		576	532
Prepaid licenses		685	541
Prepaid rent		412	365
Other		1,866	2,107
Total prepaid expenses and other current assets		$ 7,689	$ 7,125

[1]	In Germany, the employees are eligible for payroll support. The Company pays their full salary to its German employees and the Company is reimbursed by the German government for the payroll support amount.